Significant balances with trust business (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Significnat balances with trust business [Abstract]
Borrowings from trust account	₩ 4,057,649	₩ 3,447,078
Accrued fees on trust accounts	28,795	30,485
Accrued interest expense	₩ 824	₩ 782